Summary of Significant Accounting Policies: Fair Value of Financial Instruments, Policy: Schedule of Fair Value Derivative Liabilities (Tables)	Mar. 31, 2023
Tables/Schedules
Schedule of Fair Value Derivative Liabilities
	March 31, 2023			December 31, 2022
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Total derivative liabilities	$-	$-	$252,659	$-	$-	$116,508